Discontinued Operations (Details Narrative) (Allied Integral United Inc) - Allied Integral United Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commercial Real Estate Property, San Antonio [Member]
Proceeds from sale of property	$ 13,300,000	$ 2,500,000
Commercial Real Estate Property, San Antonio & Texas [Member]
Proceeds from sale of property	$ 700,000
Discontinued operations fees related sales		673,088
Income taxes of discontinued operations		144,643
Commercial Real Estate Property, Round Rock, Texas [Member]
Discontinued operations fees related sales		147,672
Income taxes of discontinued operations		$ 526,652